Assets pledged and collateral	6 Months Ended
Jun. 30, 2015
Assets pledged and collateral
27 Assets pledged and collateral
> Refer to “Note 28 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 and to ”Note 34 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Assets pledged
end of	6M15	2014
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	138,833	148,345
of which encumbered	94,237	103,245
Collateral
end of	6M15	2014
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	429,342	444,852
of which sold or repledged	331,432	336,301